Securities (Summary of Debt Securities by Risk Rating) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [table]
Debt securities	$ 370,666	$ 373,949
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	370,664	373,947
Stage 1 [member]
Disclosure of financial assets [table]
Debt securities	370,511	373,836
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	370,509	373,834
Stage 2 [member]
Disclosure of financial assets [table]
Debt securities	155	113
Allowance for credit losses on debt securities at amortized cost	0	0
Debt securities, net of allowance	155	113
Stage 3 [member]
Disclosure of financial assets [table]
Debt securities	0	0
Allowance for credit losses on debt securities at amortized cost	0	0
Debt securities, net of allowance	0	0
Investment grade [member]
Disclosure of financial assets [table]
Debt securities	370,182	373,317
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [table]
Debt securities	370,182	373,317
Investment grade [member] | Stage 2 [member]
Disclosure of financial assets [table]
Debt securities	0	0
Non-investment Grade [Member]
Disclosure of financial assets [table]
Debt securities	355	519
Non-investment Grade [Member] | Stage 1 [member]
Disclosure of financial assets [table]
Debt securities	329	519
Non-investment Grade [Member] | Stage 2 [member]
Disclosure of financial assets [table]
Debt securities	26	0
Watch and classified [member]
Disclosure of financial assets [table]
Debt securities	129	113
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [table]
Debt securities	129	113
Default [Member]
Disclosure of financial assets [table]
Debt securities	0	0
Default [Member] | Stage 3 [member]
Disclosure of financial assets [table]
Debt securities	$ 0	$ 0